PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011
Prepayment of advertising fees	$170,018	$149,041
Advertising deposit (i)	134,341	47,612
Prepayment to sales agents	84,350	—
Advances to suppliers	1,209,399	755,290
VAT refund receivable	975,066	1,127,326
Income tax and business tax refund receivable	81,031	11,792
Interest receivable	632,061	1,009,158
Other current assets	791,132	478,453

	$4,077,398	$3,578,672

(i)	The advertising deposit represents amounts of deposit paid to advertising agent, which is expected to be refunded within a year.